Investments in affiliates (Notes payable and (income) attributable to operating affiliates) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Notes payable to operating affiliates, beginning of year				$ 439,272									$ 439,272
Notes payable to operating affiliates, end of year	671,465				439,272								671,465	439,272
(Income) attributable to operating affiliate investors	(26,566)	(25,807)	(25,316)	(31,710)	(26,607)	[1]	(11,815)	[1]	(20,264)	[1]	(10,077)	[1]	(109,399)	(68,763)	0
Variable Interest Entity, Not Primary Beneficiary [Member]
Schedule of Equity Method Investments [Line Items]
Notes payable to operating affiliates, beginning of year				439,272							0		439,272	0
Notes payable to operating affiliates recognized on deconsolidation of AlphaCat ILS fund													178,837
Issuance of notes payable to operating affiliates													680,027	441,126
Redemption of notes payable to operating affiliates													(617,068)	(3,553)
Foreign exchange gain (loss)													(9,603)	1,699
Notes payable to operating affiliates, end of year	671,465				439,272								671,465	439,272
Variable Interest Entity, Not Primary Beneficiary [Member] | AlphaCat 2013 [Member]
Schedule of Equity Method Investments [Line Items]
Notes payable to operating affiliates, beginning of year				223,809							0		223,809	0
Notes payable to operating affiliates recognized on deconsolidation of AlphaCat ILS fund													0
Issuance of notes payable to operating affiliates													0	223,082
Redemption of notes payable to operating affiliates													(223,512)	0
Foreign exchange gain (loss)													(297)	727
Notes payable to operating affiliates, end of year	0				223,809								0	223,809	0
(Income) attributable to operating affiliate investors													(14,577)	(47,329)	0
Variable Interest Entity, Not Primary Beneficiary [Member] | AlphaCat 2014 [Member]
Schedule of Equity Method Investments [Line Items]
Notes payable to operating affiliates, beginning of year				0									0
Notes payable to operating affiliates recognized on deconsolidation of AlphaCat ILS fund													0
Issuance of notes payable to operating affiliates													157,914
Redemption of notes payable to operating affiliates													0
Foreign exchange gain (loss)													(530)
Notes payable to operating affiliates, end of year	157,384				0								157,384	0
(Income) attributable to operating affiliate investors													(46,100)	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | AlphaCat ILS Funds
Schedule of Equity Method Investments [Line Items]
Notes payable to operating affiliates, beginning of year				215,463							0		215,463	0
Notes payable to operating affiliates recognized on deconsolidation of AlphaCat ILS fund													178,837
Issuance of notes payable to operating affiliates													522,113	218,044
Redemption of notes payable to operating affiliates													(393,556)	(3,553)
Foreign exchange gain (loss)													(8,776)	972
Notes payable to operating affiliates, end of year	514,081				215,463								514,081	215,463	0
(Income) attributable to operating affiliate investors													$ (48,722)	$ (21,434)	$ 0

[1]	This amount had been shown within finance expenses for each of the three months ended March 31, June 30 and September 30, 2013.